Income tax	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Income tax

8	Income tax

	2024 € '000s	2023 € '000s	2022 € '000s
The following income taxes are recognized in profit or loss:
Current tax expense
Current year	70,154	42,921	27,749
Global minimum top-up tax	702	—	—
Changes in estimates related to prior years	(1,351)	(260)	37
Foreign exchange adjustment	348	(168)	642
Deferred tax credit
Origination and reversal of temporary differences	(7,738)	(13,689)	4,255
Origination of changes in tax rates	—	247	66
Changes in estimates related to prior years	1,794	(574)	—
Recognition of previously unrecognized deferred tax assets	(395)	—	(134)
Write-down of deferred tax asset	4,448	—	—
Foreign exchange adjustment	(73)	17	270
Release of deferred tax arising on business combinations	(2,588)	(3,331)	(4,256)
Dividend tax expense	9,952	223	5,611
Income tax expense reported in profit or loss	75,253	25,386	34,240

8	Income tax (continued)
The applicable tax rate for the effective tax reconciliation is taken from the Group’s weighted average tax rate of 10.1% (2023: 13.4%) (2022: 5.2%). The weighted average tax rate was calculated by utilizing the absolute profit/loss and applicable domestic tax rate of each subsidiary within the Group.

	2024 € '000s	2023 € '000s	2022 € '000s
Profit before taxation	188,798	16,780	216,509
At Group blended tax rate	19,023	2,245	11,276
Tax expense/(benefit) at statutory rate
Rate differential between blended tax rate and local tax rate	(754)	(11,301)	18,508
Non-deductible expenses / non-taxable income	6,431	10,020	(2,664)
Dividends tax	9,952	223	5,611
Recognition of previously unrecognized deferred tax assets	(395)	—	(134)
Deferred tax arising on taxable loss not recognized	40,996	24,199	1,643
Expense reported in the Consolidated Statement of Profit or Loss and Other Comprehensive Income	75,253	25,386	34,240

	2024 € '000s	2023 € '000s
Reconciliation of deferred tax assets, net:
Net deferred tax assets as of January 1	32,019	14,587
Net additions from business combinations	—	119
Recognized within income tax expense	4,552	17,330
Foreign currency translation adjustment	167	(17)
Net deferred tax assets as of December 31	36,738	32,019

	2024 € '000s	2023 € '000s
The deferred tax assets and liabilities relate to the following items:
Taxes arising on acquired intangible assets[1]	(6,683)	(17,137)
Intangible assets	6	43
Trade and other payables	7,829	9,644
Tax loss carried forward[1]	33,877	38,067
RSUs	1,923	2,404
Right-of-use asset	(4,692)	(5,766)
Lease liability	6,404	6,829
Other assets and prepayments	(1,926)	(2,065)
Reflected in the Consolidated Statement of Financial Position:
Deferred tax assets	38,834	36,703
Deferred tax liabilities	(2,096)	(4,684)
[1] Included in these amounts is a deferred tax liability relating to intangible assets recognized on DGC business combination and deferred tax asset for unused tax losses of €6.2 million.

8	Income tax (continued)
The Group has tax losses that arose in Betway Limited of €74.9 million (2023: €64.7 million), (2022: €42.2 million) that are available for offsetting against future taxable profits of the companies in which the losses arose. The Group has concluded that the deferred tax assets will be recoverable using the estimated future taxable income based on the approved business plans and budgets for the subsidiary. The subsidiary has already achieved profits in the last quarter of 2024 and coupled with the business plans set forward, the profitability of the company is expected to continue.
Deferred tax assets of €87.3 million (2023: €36.1 million) have not been recognized in various subsidiaries across different jurisdictions for their assessed losses of €301.7 million (2023: €163.8 million) as they may not be used to offset taxable profits elsewhere in the Group. These tax losses have no expiry date. These have arisen in subsidiaries that have been loss-making for some time, and there are no other tax planning opportunities or other evidence of recoverability in the near future. The largest portion arises out of DGC where the losses can be carried forward indefinitely and have no expiry date.